CAPITAL STOCK (Narrative) (Details)		12 Months Ended
	Nov. 10, 2016 USD ($) shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2023 USD ($) Share shares	Dec. 31, 2022 CAD_Per_USD $ / shares	Dec. 31, 2022 USD ($) CAD_Per_USD Share	Dec. 31, 2021 CAD ($) CAD_Per_USD Share $ / shares shares	Dec. 31, 2021 USD ($) CAD_Per_USD Share shares
Fair value of warrants issued							$ 925,737
Issuance costs related to private placement			$ 0		$ 0		77,051
Proceeds from exercise of options			0		0		55,000
Exercise of options							55,000
Common shares issued to acquire intangible assets | shares	250,000
Common shares issued to acquire intangible assets, value	$ 192,946
Share-based expense			129,490		$ 163,051		$ 133,645
Closing foreign exchange rate | CAD_Per_USD				1.3544	1.3544	1.2678	1.2678
Modification of RSUs			(22,955)
Repurchase of RSUs			(66,073)		$ (81,075)
Payments for repurchase of RSUs			25,288		35,269		$ 0
Gain on repurchase of RSUs			$ 40,785		45,806		$ 0
Class A, convertible, voting, preferred shares [Member]
Number of shares authorised | shares		5,000,000	5,000,000
Private placements [Member]
Number of units issued in private placement | shares						7,000,000	7,000,000
Equity issuance price per unit | $ / shares						$ 0.91
Gross proceeds of units issued in private placement						$ 6,370,000	$ 4,922,510
Description of each unit consists						Each unit consists of one common share and one-half share purchase warrant expiring two years from the date of issue. Each whole warrant entitles the holder thereof to acquire one common share at a price of $1.15 CAD in year one and $1.30 CAD in year two	Each unit consists of one common share and one-half share purchase warrant expiring two years from the date of issue. Each whole warrant entitles the holder thereof to acquire one common share at a price of $1.15 CAD in year one and $1.30 CAD in year two
Fair value of warrants issued							$ 925,737
Gross proceeds of units issued in private placement subtracting value of derivative warrant liability							3,996,773
Issuance costs related to private placement							409,712
Unit issue related cost							$ 77,051
Private placements [Member] | Year one [Member]
Weighted average share price | $ / shares						$ 1.15
Private placements [Member] | Year two [Member]
Weighted average share price | $ / shares						$ 1.3
Capital Stock [Member]
Shares issued for RSUs (Shares) | shares			123,336
Shares issued for RSUs			$ 60,400
Exercise of options (Shares) | shares						150,000	150,000
Proceeds from exercise of options							$ 55,000
Exercise of options							92,385
Reserves [Member]
Shares issued for RSUs			(60,400)
Exercise of options							(37,385)
Share-based expense			129,490		163,051		133,645
Modification of RSUs			(22,955)
Repurchase of RSUs			$ (66,073)		$ (81,075)
Stock Options [Member]
Description of stock option plan			Under the Plan, the Company is authorized to issue options to purchase an aggregate of up to 10% of the Company's issued and outstanding common shares
Weighted average remaining contractual life of outstanding share options			1 year 1 month 24 days		1 year 7 months 2 days
Share-based expense			$ 0		$ 7,733		108,696
Restricted share units [Member]
Weighted average share price | $ / shares		$ 0.19		$ 0.3		$ 0
Share-based expense			$ 129,490		$ 155,318		$ 24,949
Description of RSU Plan			The maximum number of common shares made available for issuance pursuant to the RSU Plan shall not exceed 5% of common shares issued and outstanding and shall not exceed 10% of the common shares issued and outstanding less any common shares reserved for issuance under all other share compensation arrangements.
Number of other equity instruments granted | Share			525,000		410,000	355,000	355,000
Fair value of unit granted			$ 61,574		$ 123,000		$ 244,950
Description of unit vesting period			vesting period, with 33% vesting one year after grant and 33% every year thereafter
RSUs repurchased | Share			130,850		117,500	0	0
Repurchase of RSUs			$ 66,073		$ 81,075		$ 0
Payments for repurchase of RSUs			25,288		35,269		0
Gain on repurchase of RSUs			$ 40,785		$ 45,806		$ 0
Deferred share units [Member]
Description of DSU Plan			Pursuant to the DSU Plan, non-employee directors may elect to receive deferred share units ("DSUs") in lieu of a cash payment of up to 50% of their annual base compensation determined by the Board. The maximum number of common shares made available for issuance pursuant to the DSU Plan shall not exceed 2% of the common shares issued and outstanding and shall not exceed 10% of the common shares issued and outstanding less any common shares reserved for issuance under all other share compensation agreements.